Deferred tax assets and liabilities - Changes in Deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	€ (301.8)	€ (323.4)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	(1.6)
Recognized in Statement of Profit or Loss	(18.0)	9.7
Recognized in Other Comprehensive Income	14.3	12.3	€ (0.7)
Movement in foreign exchange	(0.1)	(0.4)
Closing balance	(307.2)	(301.8)	(323.4)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(6.3)	(12.4)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	(1.3)
Recognized in Statement of Profit or Loss	1.0	6.3
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(0.1)	(0.2)
Closing balance	(6.7)	(6.3)	(12.4)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(356.6)	(354.1)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	0.0
Recognized in Statement of Profit or Loss	(20.6)	(2.5)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	0.0
Closing balance	(377.2)	(356.6)	(354.1)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	39.8	29.6
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	0.0
Recognized in Statement of Profit or Loss	0.0	3.5
Recognized in Other Comprehensive Income	8.3	6.7
Movement in foreign exchange	(0.1)	0.0
Closing balance	48.0	39.8	29.6
Tax value of loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	20.7	19.1
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	0.0
Recognized in Statement of Profit or Loss	3.9	1.6
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	0.0
Closing balance	24.6	20.7	19.1
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	2.9	(2.5)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	0.0
Recognized in Statement of Profit or Loss	0.3	0.0
Recognized in Other Comprehensive Income	6.0	5.6
Movement in foreign exchange	0.0	(0.2)
Closing balance	9.2	2.9	(2.5)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(2.3)	(3.1)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	(0.3)
Recognized in Statement of Profit or Loss	(2.6)	0.8
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.1	0.0
Closing balance	€ (5.1)	€ (2.3)	€ (3.1)